Consolidated Statements Of Contingently Redeemable Common Stock And Stockholders' Deficit - USD ($) $ in Thousands	Total	Contingently Redeemable Common Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]
Beginning balance at Jan. 31, 2015	$ (427,475)		$ 871	$ (4,923)	$ (425,088)	$ 1,665
Beginning balance at Jan. 31, 2015		$ 6,944
Beginning balance, shares at Jan. 31, 2015			87,073
Beginning balance, shares at Jan. 31, 2015		413
Stock issuance		$ 500
Net income	24,104				24,104
Postretirement medical plan adjustment, net of tax	1,045					1,045
Common stock issued for public offering, net of related fees, shares		168
Unrealized gain on cash flow hedge, net of tax	619					619
Dividends paid	(25)			(25)
Stock compensation expense	2,265			2,265
Option exercises	(638)	$ 1,313		(638)
Option exercises, shares		504
Call of shares	(144)	$ (806)		(144)
Other equity transactions	(824)			(824)
Call of shares, shares		(140)
Ending balance at Jan. 30, 2016		$ 7,951
Ending balance at Jan. 30, 2016	(401,073)		$ 871	(4,289)	(400,984)	3,329
Ending balance, shares at Jan. 30, 2016		945
Ending balance, shares at Jan. 30, 2016			87,073
Net income	44,224				44,224
Postretirement medical plan adjustment, net of tax	(1,086)					(1,086)
Unrealized gain on cash flow hedge, net of tax	38					38
Dividends paid	(25)			(25)
Stock compensation expense	11,828			11,828
Option exercises	(661)	$ 1,038		(661)
Option exercises, shares		217
Call of shares	(583)	$ (844)		(583)
Other equity transactions	127			127
Call of shares, shares		(119)
Ending balance at Jan. 28, 2017	8,145	$ 8,145
Ending balance at Jan. 28, 2017	$ (347,211)		$ 871	6,397	(356,760)	2,281
Ending balance, shares at Jan. 28, 2017	1,043,000	1,043
Ending balance, shares at Jan. 28, 2017	87,073,000		87,073
Net income	$ (39,182)
Ending balance at Jul. 29, 2017	8,955
Ending balance at Jul. 29, 2017	$ (1,116,739)
Ending balance, shares at Jul. 29, 2017	1,365,000
Ending balance, shares at Jul. 29, 2017	87,073,000
Beginning balance at Jan. 28, 2017	$ (347,211)		$ 871	6,397	(356,760)	2,281
Beginning balance at Jan. 28, 2017	$ 8,145	$ 8,145
Beginning balance, shares at Jan. 28, 2017	87,073,000		87,073
Beginning balance, shares at Jan. 28, 2017	1,043,000	1,043
Net income	$ 50,301				50,301
Postretirement medical plan adjustment, net of tax	(312)					(312)
Dividends paid	(735,518)			(6,397)	(729,121)
Stock compensation expense	9,102			9,102
Option exercises	(2,850)	$ 3,708		(2,850)
Option exercises, shares		616
Call of shares	(554)	$ (1,415)		(554)
Other equity transactions	(2,815)			(2,815)	(432)	432
Call of shares, shares		(203)
Ending balance at Feb. 03, 2018	10,438	$ 10,438
Ending balance at Feb. 03, 2018	$ (1,029,857)		$ 871	2,883	(1,036,012)	$ 2,401
Ending balance, shares at Feb. 03, 2018	1,456,000	1,456
Ending balance, shares at Feb. 03, 2018	87,073,000		87,073
Net income	$ 8,523				$ 8,523
Stock reclassification as a result of public offering, shares		(1,736)
Stock reclassification as a result of public offering		$ (13,202)
Common stock issued for public offering, net of related fees, shares			43,125
Common stock issued for public offering, net of related fees	685,889		$ 431	685,458
Common stock issued under stock incentive plans, shares			4,261
Common stock issued under stock incentive plans			$ 43	(43)
Stock reclassification as a result of public offering, shares			1,736
Stock reclassification as a result of public offering	$ 13,202		$ 17	$ 13,185
Common stock repurchased upon vesting of stock awards, shares	0		0	0	0	0	0
Common stock repurchased upon vesting of stock awards	$ (19,109)						$ (19,109)
Stock compensation expense	52,126			$ 52,126
Option exercises	(2,210)	$ 2,792		(2,210)
Option exercises, shares		280
Call of shares	(12)			(12)
Call of shares prior to public offering		$ (28)
Net shares used to pay tax withholdings upon option exercise	(20,063)			(20,063)
Cumulative effect of change in accounting principle	(6,362)				$ (6,362)
Ending balance at Aug. 04, 2018	$ (317,873)		$ 1,362	$ 731,324	$ (1,033,851)	$ 2,401	$ (19,109)
Ending balance, shares at Aug. 04, 2018	0
Ending balance, shares at Aug. 04, 2018	135,413,000		136,195				(782)